12. FINANCIAL ASSETS AND LIABILITIES (Details 9) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
DisclosureOfTradeAndOtherPayablesLineItems [Line Items]
Non current trade payables		$ 7
Non current other payables	16	83
Non current trade and other payables	16	90
Current trade payables	99	383
Current other payables	17	71
Current trade and other payables	116	454
Other [member]
DisclosureOfTradeAndOtherPayablesLineItems [Line Items]
Current other payables	2	1
Related parties [member]
DisclosureOfTradeAndOtherPayablesLineItems [Line Items]
Current trade payables	5	8
Current other payables		5
Customer advances [member]
DisclosureOfTradeAndOtherPayablesLineItems [Line Items]
Current trade payables	2	7
Customer contributions [member]
DisclosureOfTradeAndOtherPayablesLineItems [Line Items]
Non current trade payables		3
Current trade payables		1
CAMMESA [member]
DisclosureOfTradeAndOtherPayablesLineItems [Line Items]
Current trade payables		155
Suppliers [member]
DisclosureOfTradeAndOtherPayablesLineItems [Line Items]
Current trade payables	92	212
Lease liability [member]
DisclosureOfTradeAndOtherPayablesLineItems [Line Items]
Non current other payables	10	12
Current other payables	2	4
Compensation agreements [member]
DisclosureOfTradeAndOtherPayablesLineItems [Line Items]
Non current other payables	6	7
Current other payables	1	3
ENRE Penalties and discounts [member]
DisclosureOfTradeAndOtherPayablesLineItems [Line Items]
Non current other payables		64
Current other payables		57
Customer guarantees [member]
DisclosureOfTradeAndOtherPayablesLineItems [Line Items]
Non current trade payables		4
Other payables [member]
DisclosureOfTradeAndOtherPayablesLineItems [Line Items]
Non current other payables	16	83
Current other payables	17	71
Payment agreements with ENRE [member]
DisclosureOfTradeAndOtherPayablesLineItems [Line Items]
Current other payables		1
Advances received for sales of subsidiary [member]
DisclosureOfTradeAndOtherPayablesLineItems [Line Items]
Current other payables	$ 12